SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common stock issuance costs		$ 1,646,673	$ 1,646,673
Proceeds allocated to Public Warrants	$ 4,427,500		4,427,500
Remeasurement for common stock to redemption amount		351,183	7,799,173
Remeasurement of carrying value to redemption value		351,183	7,799,173
Common stock subject to redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds		115,000,000	115,000,000
Common stock issuance costs		(1,646,673)	(1,646,673)
Proceeds allocated to Public Warrants		(4,427,500)	(4,427,500)
Remeasurement for common stock to redemption amount		351,183	7,799,173
Remeasurement of carrying value to redemption value		351,183	7,799,173
Common stock subject to possible redemption		$ 117,076,183	$ 116,725,000